CORPORATE AND NON-RECOURSE BORROWINGS - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Weighted average interest rate	5.46%	6.22%
Revolving credit facilities | $400 Million, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Borrowings	$ 400,000,000
Revolving credit facilities | Brookfield Credit Agreement | Line of Credit
Line of Credit Facility [Line Items]
Credit facility, drawn amount	$ 0	$ 0